Fees Summary	Jun. 30, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,111,152,186
Previously Paid Amount	0
Total Fee Amount	629,419
Total Offset Amount	0
Net Fee	$ 629,419